Income Taxes (Income (Loss) from Continuing Operations Before Income Tax) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
U.S.	$ 22	$ 622	$ (135)
Non-U.S.	(191)	(1,686)	623
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE TAXES AND EQUITY IN EARNINGS OF AFFILIATES	$ (169)	$ (1,064)	$ 488